GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2023	2022
Compensation	$947,333	$1,260,685
Share based compensation	187,043	298,558
Professional fees	126,285	171,286
Other	304,652	228,372
Total general and administrative expenses	$1,565,313	$1,958,901